Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of Cemig's Principal Balances and Transactions with Related Parties	The main consolidated balances and transactions, as well as the main conditions relating to the Company's business with related parties, are shown below:

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Transactions with energy
Aliança Geração	3	4	22	19	49	56	(234)	(222)
Norte Energia	-	-	31	30	-	-	(278)	(260)
Paracambi	-	-	2	2	-	-	(30)	(33)
Hidrelétrica Pipoca	-	-	3	3	2	1	(47)	(46)
Hidrelétrica Cachoeirão	-	-	-	-	2	2	-	-
Retiro Baixo	-	1	-	1	5	7	(6)	(6)
Taesa	-	-	-	-	-	-	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Charges
Connection charges
Taesa	-	-	-	-	-	-	(6)	(4)
Transmission charges
Aliança	-	-	-	-	1	1	-	-
Norte Energia	3	2	-	-	30	26	-	-
Taesa	-	-	12	12	-	-	(138)	(135)

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Customers and traders
Governo do Estado de Minas Gerais	45	37	-	-	194	166	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Provision of services
Aliança Geração	1	1	-	-	7	6	-	-
Taesa	-	-	-	-	2	1	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Accounts Receivable
Governo do Estado de Minas Gerais	13	13	-	-	-	3	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Other credits
FIP Melbourne	-	161	-	-	-	-	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Provision of legal services
Aliança Geração	-	-	59	55	-	-	(3)	(3)

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Interest on Equity, and dividends
Retiro Baixo	-	6	-	-	-	-	-	-
Hidrelétrica Pipoca	-	4	-	-	-	-	-	-
Hidrelétrica Cachoeirão	-	4	-	-	-	-	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
FIC Pampulha
Current
Cash and cash equivalents	351	294	-	-	-	-	-	-
Marketable securities	771	1,743	-	-	26	77	-	-
Non-current
Marketable securities	-	7	-	-	-	-	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Current
Operating leasing	-	-	27	26	-	-	(33)	(31)
Non-current
Operating leasing	185	182	187	179	-	-	-	-

	ASSETS		LIABILITIES		REVENUES		EXPENSES
COMPANY	2023	2022	2023	2022	2023	2022	2023	2022
Post-employment benefit

FORLUZ
Current
Post-employment obligations (1)	-	-	126	199	-	-	(280)	(285)
Supplementary pension contributions - Defined contribution plan (2)	-	-	-	-	-	-	(81)	(80)
Administrative running costs (3)	-	-	-	-	-	-	(40)	(36)
Non-current
Post-employment obligations (1)	-	-	2,230	2,120	-	-	-	-

Cemig Saúde
Current
Health Plan and Dental Plan (4)	-	-	230	218	-	-	(388)	(385)
Non-current
Health Plan and Dental Plan (4)	-	-	2,830	3,156	-	-	-	-

The Company has contractual obligations to a group of retired former employees in which it is responsible for ensuring funds for the cost of a supplementary pension plan, called Forluz, and for the running costs of a health plan, called Cemig Saúde. The main conditions related to the post-employment benefits are as follows:

(1)
Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031 (see note 15);
(2)
Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(3)
Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(4)
Post-employment obligations related to the employees' health and dental plan (see note 15).

Details of post-employment benefits can be found in note 24.

Schedule of Dividends Receivable

Dividends receivable	2023	2022
Aliança Geração	-	127
Taesa	50	5
Other (1)	-	14

Total	50	146

(1)
The subsidiaries grouped in ‘Other’ are identified in the table above under ‘Interest on Equity, and Dividends’.

Schedule of Changes in Dividends Receivable

Changes in dividends receivable

Balances at December 31, 2020	188

Dividends proposed by investees	655
Elimination of dividends due to business combination
Adjustment of dividends proposed by investee classified as held for sale
Withholding income tax on Interest on equity	(9)
Amounts received	(499)

Balances at December 31, 2021	335

Dividends proposed by investees	519
Amounts received	(708)
Withholding income tax on Interest on equity	-

Balances at December 31, 2022	146

Dividends proposed by investees	496
Amounts received	(592)

Balances at December 31, 2023	50

Schedule of Cemig is Provider of Surety or Guarantee of Loans, Financings and Debentures of Related Parties

CEMIG has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2023	Maturity
Norte Energia (NESA) (1)	Affiliated	Surety	Financing	2,574	2042
Norte Energia S.A (NESA)/Light (2)	Affiliated	Counter-guarantee	Financing	684	2042
Norte Energia (NESA)	Affiliated	Surety	Debentures	82	2030

				3,340

(1)
Related to Norte Energia loans.
(2)
Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.

Schedule of Financial Investments in Securities of Related Parties, in the Investment Fund

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2023, 2022 and 2021, are as follows:

	2023	2022
Remuneration	29	29
Income sharing	7	6
Pension plans	2	2

Total	38	37